Financial instruments - Outstanding Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplier Finance Program, Obligation [Roll Forward]
Beginning balance	$ 16,785	$ 49,910
Invoices confirmed during the year	90,780	16,785
Confirmed invoices paid during the year	(45,392)	(49,910)
Ending balance	$ 62,173	$ 16,785